Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Prospectus Date	rr_ProspectusDate	Jun. 06, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2014